Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Under the Sarbanes-Oxley Act, in the event of misconduct that results in a financial restatement that would have reduced a previously paid incentive amount to any of CEPT’s current or former executive officers, CEPT can recoup such improper payments from its applicable current or former executive officers. The SEC has also adopted Rule 10D-1 under the Exchange Act (the “SEC Clawback Rule”) which, among other things, directed national securities exchanges to require listed companies to implement policies intended to recoup incentive-based compensation paid to current or former executives if the company is found to have misstated its financial results. Nasdaq adopted Nasdaq Rule 5608 (the “Nasdaq Clawback Rule” and together with the SEC Clawback Rule, the “Clawback Rules”) to effect the foregoing.

CEPT has adopted the Executive Compensation Clawback Policy (the “Clawback Policy”) that is compliant with the Clawback Rules. The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive-based compensation from CEPT’s current and former executive officers as defined in the SEC Clawback Rule (“Covered Officers”) in accordance with the Clawback Rules in the event that CEPT is required to prepare an accounting restatement. The recovery of such compensation applies regardless of whether a Covered Officer engaged in misconduct or otherwise caused or contributed to the requirement of an accounting restatement. Under the Clawback Policy, the CEPT Board may recoup from the Covered Officers’ erroneously awarded incentive-based compensation received within a lookback period of the three completed fiscal years preceding the date on which CEPT is required to prepare an accounting restatement.